Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Accrued expenses and other	$ 7,208	$ 4,899
Contract liabilities	3,857	3,330
Lease liability	4,473	4,846
Employees and related liabilities	11,252	8,917
Government authorities	2,686	1,664
Current maturities in respect of government grants	262	494
Other payables, Total	$ 29,738	$ 24,150